LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,180		$ 1,034
Right of-use assets:	1,397		1,240
Depreciation and impairment charges:	113	$ 112
Other lease related expenses:
Interest expense on lease liabilities	29	27
Expenses of short-term leases	68	58
Expenses of leases of low-value assets	49	45
Expenses related to variable lease payments	34	33
Additions to right-of-use assets	132	65
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	111	113
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	1,026		869
Depreciation and impairment charges:	67	73
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	371		$ 371
Depreciation and impairment charges:	$ 46	$ 39